Income Taxes (Tables)	12 Months Ended
Jul. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Deferred income taxes consist of the following:

	July 31,
	2012	2011
Net operating loss carryforwards	$85,428,939	$85,026,388
Other temporary differences	627,656	5,680
Total Deferred Tax Assets	86,056,595	85,032,068

Valuation Allowance	(85,579,584)	(84,336,137)

Deferred Tax Liabilities
Intangible assets	(378,672)	(623,708)
Other temporary differences	(98,339)	(72,223)
Total Deferred Tax Liabilities	(477,011)	(695,931)

Net Deferred Income Taxes	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of the United States Federal Statutory rate to the Company’s effective tax rate for the years ended July 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010

Federal statutory rate	(34.0)%	(34.0)%	(34.0)%

Increase (decrease) in income taxes resulting from:
Imputed interest income on intercompany receivables from foreign subsidiaries	5.0	3.0	2.0
Non-deductible or non-taxable items	4.0	(4.0)	(6.0)
Change in Canadian NOL carryforwards due to future tax rate changes	0.0	20.0	—
Other temporary differences	13.0	18.0	3.0
Change in valuation allowance	12.0	(3.0)	35.0

Effective tax rate	—%	—%	—%